Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 2,446	¥ 2,219
Noncurrent liabilities	(195,100)	(221,259)
Ending balance	(192,654)	(219,040)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	3,292	1,903
Current liabilities	(2,565)	(2,462)
Noncurrent liabilities	(89,401)	(86,350)
Ending balance	¥ (88,674)	¥ (86,909)